6. FINANCIAL INCOME (EXPENSES) (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FinanceIncomeExpensesLineItems [Line Items]
Capital gain on novation of debt			R$ 555
Accounting recognition amounting		R$ 898
Extinguishment of ANATEL liabilities	R$ 1,662
Judicial reorganisation [member]
FinanceIncomeExpensesLineItems [Line Items]
Other income			3,013
Adjustments of trade payables to present value			877
Reversal of interest expenses			3,115
Interest expenses on novated debt			R$ 167
Taxes On revenue pis and cofins [member] | Separate [member]
FinanceIncomeExpensesLineItems [Line Items]
Inflation adjustment		R$ 2,100